LOAN RECEIVABLE (Details) - Beijing Biztour $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
LOAN RECEIVABLE
Term of loan (in years)	1 year
Loan receivable	$ 2
Fixed annual interest	8.00%